Fair Value Measurements - Recurring and Non-Recurring (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Short-Term Investments	$ 29,831		$ 0
Fair Value, Inputs, Level 1 | Reported Value Measurement
FAIR VALUE MEASUREMENTS
Short-Term Investments		$ 29,831	0
Fair Value, Inputs, Level 1 | Estimate of Fair Value Measurement
FAIR VALUE MEASUREMENTS
Short-Term Investments		29,884	0
Fair Value, Inputs, Level 3 | Reported Value Measurement
FAIR VALUE MEASUREMENTS
Loans Receivable, Fair Value Disclosure		4,163	0
Post-Closing Convertible Notes		513,001	0
Loan Commitment Asset, Fair Value Disclosure		0	16,119	$ 121,723
Fair Value, Inputs, Level 3 | Estimate of Fair Value Measurement
FAIR VALUE MEASUREMENTS
Loans Receivable, Fair Value Disclosure		4,649	0
Post-Closing Convertible Notes		252,796	0
Loan Commitment Asset, Fair Value Disclosure		0	54,654	121,723
Fair Value, Inputs, Level 3 | Pre-Closing Bridge Notes | Reported Value Measurement | Bridge Loan
FAIR VALUE MEASUREMENTS
Debt instrument		0	750,000	477,333
Fair Value, Inputs, Level 3 | Pre-Closing Bridge Notes | Estimate of Fair Value Measurement | Bridge Loan
FAIR VALUE MEASUREMENTS
Debt instrument		0	269,067	458,122
Fair Value, Inputs, Level 3 | Line of Credit | Revolving Credit Facility | Reported Value Measurement
FAIR VALUE MEASUREMENTS
Debt instrument		0	144,403	149,022
Fair Value, Inputs, Level 3 | Line of Credit | Revolving Credit Facility | Estimate of Fair Value Measurement
FAIR VALUE MEASUREMENTS
Debt instrument		$ 0	$ 145,323	$ 161,417